Fair Value Assumptions Used in Accounting for Derivative Warrant Liability - Derivative Liabilities (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current exercise price	$ 0.03	$ 0.03	$ 0.15
Time to expiration	7 months 16 days	3 years 6 months	3 years 10 months 24 days
Risk-free interest rate	0.09%	0.49%	0.45%
Estimated volatility	51.00%	85.00%	85.00%
Dividend	0.00%	0.00%	0.00%
Stock price at period end date	$ 0.03	$ 0.035	$ 0.093	$ 0.0325	$ 0.034	$ 0.038	$ 0.0925